UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number   811-09985
                                                  ---------------

                         UBS Health Sciences Fund L.L.C.
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
       -------------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2006
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        UBS HEALTH SCIENCES FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

                        UBS HEALTH SCIENCES FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006



                                    CONTENTS

    Statement of Assets, Liabilities and Members' Capital....................  1

    Statement of Operations..................................................  2

    Statements of Changes in Members' Capital................................  3

    Statement of Cash Flows..................................................  4

    Notes to Financial Statements............................................  5

    Schedule of Portfolio Investments........................................ 11

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006
--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $28,350,000)       $  48,714,073
Cash and cash equivalents                                              6,268,944
Receivable from Investment Funds                                       2,500,000
Interest receivable                                                       12,671
Other assets                                                                 968
--------------------------------------------------------------------------------

TOTAL ASSETS                                                          57,496,656
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                                 8,067,610
   Professional fees                                                     104,080
   Management fee                                                         47,464
   Administration fee                                                     21,159
   Other                                                                  35,578
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                      8,275,891
--------------------------------------------------------------------------------

NET ASSETS                                                         $  49,220,765
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                          $  28,856,692
Accumulated net unrealized appreciation on investments                20,364,073
--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                             $  49,220,765
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                               $ 65,659
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  65,659
--------------------------------------------------------------------------------

EXPENSES

Management fee                                                          285,048
Professional fees                                                        71,690
Other                                                                    44,297
Administration fees                                                      25,763
Interest                                                                 13,625
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                          440,423
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (374,764)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from Investments                                    3,081,342
Change in net unrealized appreciation/depreciation from investments  (1,192,983)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                     1,888,359
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS            $ 1,513,595
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                                                    UBS HEALTH SCIENCES FUND, L.L.C.
                                                                                           STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
                                           PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                                          UBS FUND
                                                                        ADVISOR, L.L.C.          MEMBERS                   TOTAL
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2005                                       $ 66,142            $ 76,095,720             $ 76,161,862

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                         (223)             (1,030,960)              (1,031,183)
  Net realized gain from investments and foreign currency transactions         782               6,262,251                6,263,033
  Change in net unrealized
         appreciation/depreciation from investments                           (295)             (4,693,478)              (4,693,773)
Incentive allocation                                                        62,030                 (62,030)                       -
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                            62,294                 475,783                  538,077
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           -               3,199,088                3,199,088
  Members' withdrawals                                                     (57,197)            (24,843,570)             (24,900,767)
  Syndication costs                                                             (3)                (13,170)                 (13,173)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                         (57,200)            (21,657,652)             (21,714,852)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2005                                     $ 71,236            $ 54,913,851             $ 54,985,087
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                         (103)               (374,661)                (374,764)
  Net realized gain from investments                                           969               3,080,373                3,081,342
  Change in net unrealized
         appreciation/depreciation from investments                           (368)             (1,192,615)              (1,192,983)
Incentive allocation                                                        12,289                 (12,289)                       -
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                            12,787               1,500,808                1,513,595
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           -                 845,250                  845,250
  Members' withdrawals                                                     (54,405)             (8,067,610)              (8,122,015)
  Syndication costs                                                              -                  (1,152)                  (1,152)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                         (54,405)             (7,223,512)              (7,277,917)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2006                                         $ 29,618            $ 49,191,147             $ 49,220,765
------------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Members' capital derived from operations            $ 1,513,595
Adjustments to reconcile net decrease in Members' capital
  derived from operations to net cash provided by operating
  activities:
Purchases of investments                                             (7,000,000)
Proceeds from disposition of investments                              9,881,341
Net realized gain from investments                                   (3,081,342)
Change in net unrealized appreciation/depreciation
  from investments                                                    1,192,983
Changes in assets and liabilities:
    (Increase) decrease in assets:

      Receivable from Investment Funds                               13,122,584
      Interest receivable                                                (9,650)
      Other assets                                                         (750)
    Increase (decrease) in payables:
      Professional fees                                                  22,512
      Management fee                                                     (6,357)
      Administration fee                                                  9,019
      Other                                                              14,124
--------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                            15,658,059

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members' subscriptions                                    845,250
Members' withdrawals                                                (11,617,999)
Manager withdrawals                                                     (54,405)
Syndication costs                                                        (1,152)
--------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                               (10,828,306)

Net increase in cash and cash equivalents                             4,829,753
Cash and cash equivalents--beginning of period                        1,439,191
--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                            $ 6,268,944
--------------------------------------------------------------------------------

Supplemental cash flows disclosure:
      Interest paid                                                    $ 13,625
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Health Sciences Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on April 28, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of specialized portfolio managers that emphasize investments in the health sciences sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner or member along with other investors. The Fund commenced operations on August 1, 2000.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA" or the "Manager"), a Delaware limited liability company and the Managing Member of the Fund, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

     The Manager is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Manager may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid year and year end. Members can only transfer or assign their membership interests, or a portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Manager to consider all relevant information available at the time the Fund values its portfolio. The Manager and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments)

     Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

     B.   INCOME RECOGNITION

     Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Syndication costs are charged to capital as incurred.

     D.   INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F.   REPURCHASE AGREEMENTS

     From time to time, the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2006, there were no open repurchase agreements.

     G.   USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Fee") at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to its affiliates.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, at the end of each fiscal year thereafter, and generally upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 5% of the net profits (defined as net increase in Members' Capital derived from operations), if any, that would have been credited to the Member's capital account for such period.

     The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits, subsequently credited to the account of the Member. The Incentive Allocation for the period from January 1, 2006 to June 30, 2006 and the year ended December 31, 2005 was $12,289 and $62,030, respectively, and has been recorded as an increase to the Manager's capital account. Such amount is

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of June 30, 2006, an Incentive Allocation period has not occurred and therefore no amount has been recorded for such Members.

     Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2006 to June 30, 2006 were $14,410.

4.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

5.   CREDIT FACILITY

     Effective July 1, 2005 the Fund, along with other UBS sponsored funds, entered into a $150,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing thereunder. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is June 30, 2006. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. For the period from January 1, 2006 to June 30, 2006, the Fund's average interest rate paid on borrowings was 5.92% per annum. Interest expense for the period from January 1, 2006 to June 30, 2006 was $13,625, all of which was paid during the period.

6.   SECURITIES TRANSACTIONS

     Aggregate purchases and sales of Investment Funds for the period from January 1, 2006 to June 30, 2006 amounted to $7,000,000 and $9,881,341, respectively.

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

7.   INVESTMENTS

     As of the six months ended June 30, 2006, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2006.

                    Investment Objective         Cost           Fair Value
                    --------------------         ----           ----------
                    Long/Short Equity        $28,350,000       $48,714,073

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2% (per annum) of net assets and performance incentive fees or allocations ranging from 20% to 25% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to one year from initial investment. Detailed information about the Investment Funds' portfolios is not available.

8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

9.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

10.  FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                 PERIOD FROM
                               JANUARY 1, 2006
                                 TO JUNE 30,                             YEARS ENDED DECEMBER 31,
                                     2006
                                 (UNAUDITED)         2005            2004           2003          2002           2001
                               ---------------       -----           ----           ----          ----           ----
Ratio of net investment loss
to average net assets *****          (1.33)%*          (1.47)%        (1.31)%        (1.19)%        (1.21)%        (0.91)%

Ratio of total expenses to
average net assets before
incentive a,****                      1.56%*            1.53%          1.34%          1.24%          1.29%          1.20%

Ratio of total expenses to
average net assets after
incentive a,*****                     1.60%*            1.62%          1.41%          1.27%          1.29%          1.64%

Portfolio turnover rate              13.43%             4.31%         28.04%         32.57%         25.35%         29.01%

Total return before incentive
allocation**                          2.76%             1.51%          6.84%          9.58%        (14.44)%        (1.56)%

Total return after incentive
allocation***                         2.62%             1.43%          6.50%          9.10%        (14.44)%        (1.56)%

Average debt ratio****                0.80%             2.04%          0.02%             -              -              -

Net asset value at end of
period                          $49,220,765       $54,985,087    $76,161,862    $95,124,225   $108,265,722   $157,399,513



    a Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.

    * Annualized.

   ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable, and the timing of capital transactions.

  *** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

 **** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of the period to the net assets for such period.

***** Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members due to incentive allocation, if applicable, and timing of capital transactions.

11.  SUBSEQUENT EVENT

     Effective July 1, 2006, the Fund, along with other UBS sponsored funds, renewed and increased its unsecured revolving line of credit with Harris Trust and Savings Bank to a $200,000,000 commitment. The expiration date of such credit agreement is July 31, 2007.

                                                                                                    UBS HEALTH SCIENCES FUND, L.L.C.
                                                                                                    SCHEDULE OF INVESTMENTS IN FUNDS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      JUNE 30, 2006
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      PERIOD FROM
                                                                                                       JANUARY 1,
                                                                                                     2006 TO JUNE
                                                                   AT JUNE 30, 2006                    30, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       REALIZED/
                                                                                                      UNREALIZED
                                                                                            % OF      GAIN/(LOSS)
                                                                                           MEMBERS'      FROM
INVESTMENT FUND                                           COST         FAIR VALUE          CAPITAL    INVESTMENTS         LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------
Asian Healthcare Absolute Partners, L.P.              $ 5,500,000      $ 5,502,175          11.18%    $     2,175          Quarterly
Meditor Cobra Fund (C), LTD                             4,200,000        5,466,233          11.11         712,679            Monthly
North River Partners, L.P.                                      -        8,483,664          17.24         703,063          Quarterly
Pequot Healthcare Fund, L.P.                                    -        7,970,755          16.19        (147,577)          Annually
Salthill Partners, L.P.                                 5,000,000        5,517,057          11.21          43,864          Quarterly
The Steeple Capital Fund 11, L.P.                       6,850,000        7,497,678          15.23        (153,424)         Quarterly
Westfield Life Sciencs Funds II, L.P.                   6,800,000        8,276,511          16.82         531,747          Quarterly
Redeemed Investment Funds                                       -                -              -         195,832
                                                     ------------      -----------         ------     -----------
TOTAL                                                 $28,350,000      $48,714,073          98.98%    $ 1,888,359
                                                     ============      ===========         ======     ===========


Proxy Voting:
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 1-800-580-2329.


     The preceding notes are an integral part of these financial statements.

                        UBS HEALTH SCIENCES FUND, L.L.C.
                        --------------------------------
                          RENEWAL OF ADVISORY CONTRACT
                        --------------------------------

          The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on April 27, 2006. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

          The Independent Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Independent Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Independent Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Independent Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Independent Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

          The Independent Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Independent Directors determined that the Fund's performance was consistent with that of its Comparable Funds by noting that the Fund's performance was at the median performance of its Comparable Funds. The Independent Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that the Fund's volatility was below the median volatility of its Comparable Funds.

          The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the management and incentive fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the management fee being charged to the Fund was equal to the median management fee being charged to its Comparable Funds, and that the incentive fee being charged to the Fund was lower than one Comparable Fund but noted that the second Comparable Fund did not charge an incentive fee. In comparing the management and incentive fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors observed that the management fee being charged to the Fund was equal to the lowest management fee being charged to other Alternative Investment Group funds, and the Fund's incentive fee was identical to the incentive fee being charged to four other multi-manager funds subject to a profit-based incentive fee, three other multi-manager funds not being subject to any incentive fee. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate.

          The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and the UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Independent Directors determined that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

                                                                               2


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) George Rudman ceased to be a member of the portfolio management team as of April 8, 2006.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Health Sciences Fund L.L.C.
            ------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date  September 6, 2006
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date  September 6, 2006
    --------------------------------------------------------------------------


By (Signature and Title)*  /s/ C. Philip Tazza
                         -----------------------------------------------------
                           C. Philip Tazza, Principal Accounting Officer (principal financial officer)

Date  September 6, 2006
    --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.